Discontinued Operations (Tables)	12 Months Ended
Jun. 30, 2026
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Discontinued Operation Consolidated Statements of Net (Loss)/Income

The financial results of the discontinued operations for the years ended June 30, 2025 and 2024 have been presented as discontinued operations in the consolidated financial statements. For the year ended June 30, 2026, no subsequent adjustments related to the discontinued operations were identified, and the disposed discontinued operations had no impact on the Group's results of operations for the current year.

	Years Ended June 30,
	2025	2024
	US$	US$
Net revenues	1,825,288	3,702,619
Cost of revenues	(1,121,174)	(2,216,444)
Taxes and other surcharges	(5,598)	(9,934)
Gross profit	698,516	1,476,241
Operating expenses	(551,578)	(471,218)
Other income/(expenses). net	1,501	10,178
Income before income tax	148,439	1,015,201
Income tax benefit/(expense)	19,381	(169,458)
Income from discontinued operations, net of income tax	167,820	845,743